Supplement to the John Hancock Equity Funds Prospectus
                              dated August 1, 2002

On page 11, the "Portfolio Managers" section for the John Hancock Growth Trends Fund has been deleted and replaced with the following:

         ADVISER

         John Hancock Advisers, LLC

         Team responsible for financial services sector investment management

         Portfolio manager responsible for technology sector investment management: Anurag Pandit, CFA;
         joined adviser in 1996 and fund team in 2003.


         SUBADVISER

         Fund Asset Management, L.P.
         d/b/a/ Mercury Advisors

         Team responsible for health-care sector
         investment management

         Founded in 1977

         Supervised by the adviser

On page 36, the "Subadvisers" section of the Business Structure chart has been deleted and replaced with the following:

         Subadvisers

         Alliance Capital Management, L.P.
         1345 Avenue of the Americas
         New York, NY  10105

         Independence Investment LLC
         53 State Street
         Boston, MA  02109

         Mercury Advisors
         800 Scudders Mill Road
         Plainsboro, NJ  08536

         Provide portfolio management to certain funds.

January 1, 2003

              Supplement to the Statement of Additional Information

                           John Hancock Balanced Fund
                          John Hancock Core Equity Fund
                        John Hancock Mid Cap Growth Fund
                         John Hancock International Fund
                        John Hancock Focused Equity Fund
                         John Hancock Growth Trends Fund
                       John Hancock Large Cap Equity Fund
                       John Hancock Large Cap Growth Fund
                      John Hancock Large Cap Spectrum Fund
                       John Hancock Multi Cap Growth Fund
                      John Hancock Sovereign Investors Fund
                            John Hancock Global Fund
                        John Hancock European Equity Fund
                    John Hancock Pacific Basin Equities Fund
                         John Hancock Biotechnology Fund
                        John Hancock Health Sciences Fund
                          John Hancock Real Estate Fund
                         John Hancock Regional Bank Fund

The "TRANSFER AGENT SERVICES" section has been deleted and replaced with the following:

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services an annual fee of 0.05% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values.

              Supplement to the Statement of Additional Information

                       John Hancock Large Cap Equity Fund
                     John Hancock Financial Industries Fund
                          John Hancock Technology Fund
                       John Hancock Small Cap Equity Fund
                       John Hancock Small Cap Growth Fund


The "TRANSFER AGENT SERVICES" section has been deleted and replaced with the following:

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services an annual fee of 0.05% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses for Class A, B and C shares are aggregated and allocated to each class on the basis of their relative net asset values. The Fund pays Signature Services an annual fee of 0.05% of average daily net assets attributable to Class I shares plus certain out-of pocket expenses.